Goodwill and Other Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets, Total	$ 27	$ 28